Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange losses	$ (30,313)	$ (24,027)	$ (39,152)
(Losses) \ gains on derivative financial instruments	(2,823)	2,385	2,940
Interest income	12,734	15,289	17,980
Interest expense	(11,887)	(10,290)	(8,484)
Factoring expense	(28,199)	(32,216)	(18,463)
Bank expense	(986)	(906)	(1,370)
(Losses) \ gains on marketable securities	(27,111)	11,773	0
Others	(487)	1,359	1,090
Total financial results, net	$ (89,072)	$ (36,633)	$ (45,459)